Note 5 - Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
5.            INVENTORY

Inventory consists of the following:

	June 30, 2012	December 31, 2011*
Materials and supplies	$264,899	$270,873
Total	$264,899	$270,873

*Derived from December 31, 2011 audited financial statements

10.      INVENTORY

Inventory consists of the following:

	December 31, 2011	December 31, 2010
Materials and supplies	$270,873	$242,901
Wind turbines designated for construction contract	-	1,393,333
Work-in-progress	-	-
Total	$270,873	$1,636,234